CAPITAL STRUCTURE FINANCIAL POLICIES - (Tables)	12 Months Ended
Dec. 31, 2020
CAPITAL STRUCTURE FINANCIAL POLICIES
Schedule of components of ratios

($ millions)	Capital Measure Target	December 31 2020	December 31 2019

Components of ratios

Short-term debt		3 566	2 155

Current portion of long-term debt		1 413	—

Current portion of long-term lease liabilities		272	310

Long-term debt		13 812	12 884

Long-term lease liabilities		2 636	2 621

Total debt		21 699	17 970

Less: Cash and cash equivalents		1 885	1 960

Net debt		19 814	16 010

Shareholders' equity		35 757	42 042

Total capitalization (total debt plus shareholders' equity)		57 456	60 012

Funds from operations(1)		3 876	10 818

Net debt to funds from operations	<3.0 times	5.1	1.5

Total debt to total debt plus shareholders' equity	20% – 35%	37.8%	29.9%

(1)	Funds from operations is calculated as cash flow from operating activities before changes in non-cash working capital, and is a non-GAAP financial measure.